Fees and Expenses	Apr. 30, 2025
Victory Pioneer Fundamental Growth Fund
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.Applies to shares sold within 12 months of purchase.